Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2021	May 31, 2020	May 31, 2019
Restricted Net Assets [Line Items]
Restricted net assets	$ 724,854	$ 513,721	$ 472,924
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	681,309	464,917	437,121
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 43,545	$ 48,804	$ 35,803